Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

Assets

Accounts receivable – related parties of $301,711 and $71,650 at June 30, 2019 and December 31, 2018, respectively, represents the net realizable value of advances made to related, but independent, entities under common management, of which $189,889 and $4,644 respectively, represents amounts owed to the Company in connection with expense sharing agreements as described below.

Investments

See Note 5 – Investments and Fair Value of Financial Instruments, for information related to investments in related parties.

Expense Sharing

On April 1, 2010, the Company entered into an agreement with a related, but independent, entity under common management, of which GGH’s Chief Executive Officer (“CEO”) is Chairman and Chief Executive Officer, and GGH’s Chief Financial Officer (“CFO”) is Chief Financial Officer, to share expenses such as office space, support staff and other operating expenses. The agreement was amended on January 1, 2017 to reflect the current use of personnel, office space, professional services. During the three and six months ended June 30, 2019, the Company recorded a contra-expense of $117,968 and $189,889, respectively, and during the three and six months ended June 30, 2018, the Company recorded a contra-expense of $69,829 and $139,659, respectively, related to the reimbursement of general and administrative expenses as a result of the agreement. The entity owed $189,889 and $4,644, respectively, as of June 30, 2019 and December 31, 2018, under such and similar prior agreements.

The Company had an expense sharing agreement with a different related entity to share expenses such as office space and other clerical services which was terminated in August 2017. The owners of more than 5% of that entity include (i) GGH’s chairman, and (ii) a more than 5% owner of GGH. The entity owed $396,116 to the Company under the expense sharing agreement at each of June 30, 2019 and December 31, 2018, of which the entire balance is deemed unrecoverable and reserved.

14. RELATED PARTY TRANSACTIONS

Assets

Accounts receivable – related parties of $71,650 and $851,016 at December 31, 2018 and 2017, respectively, represents the net realizable value of advances made to related, but independent, entities under common management, of which $4,644 and $724,591 represents amounts owed to the Company in connection with expense sharing agreements as described below.

See Note 8 – Investments and Fair Value of Financial Instruments, for a discussion of the Company’s investment in warrants of a related, but independent, entity.

Expense Sharing

On April 1, 2010, the Company entered into an agreement with a related, but independent, entity under common management, of which GGH’s Chief Executive Officer (“CEO”) is Chairman and Chief Executive Officer, and GGH’s Chief Financial Officer (“CFO”) is Chief Financial Officer, to share expenses such as office space, support staff and other operating expenses. The agreement was amended on January 1, 2017 to reflect the current use of personnel, office space, professional services. During the years ended December 31, 2018 and 2017, the Company recorded a contra-expense of $437,074 and $342,299, respectively, related to the reimbursement of general and administrative expenses as a result of the agreement. The entity owed $4,644 and $724,591, respectively, as of December 31, 2018 and 2017, under such and similar prior agreements.

The Company had an expense sharing agreement with a different related entity to share expenses such as office space and other clerical services which was terminated in August 2017. The owners of more than 5% of that entity include (i) GGH’s chairman, and (ii) a more than 5% owner of GGH. During each of the years ended December 31, 2018 and 2017, the Company was entitled to receive $0 and $10,640, respectively, in reimbursement of general and administrative expenses as a result of the agreement. The entity owed $396,116 to the Company under the expense sharing agreement at each of December 31, 2018 and 2017 of which the entire balance is deemed unrecoverable and reserved.